MERRILL LYNCH
RETIREMENT
RESERVES
MONEY FUND

Merrill Lynch
Retirement Series Trust


[FUND LOGO]
STRATEGIC
         Performance


Semi-Annual Report
April 30, 1997


Officers and Trustees
Arthur Zeikel, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Christopher G. Ayoub, Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Retirement Reserves
Money Fund
Box 9011
Princeton, New Jersey
08543-9011                                             #10262 -- 4/97

[RECYCLE LOGO] Printed on post-consumer recycled paper



Merrill Lynch Retirement Reserves Money Fund           April 30, 1996



DEAR SHAREHOLDER

For the six-month period ended April 30, 1997, Merrill Lynch Retirement Reserves Money Fund's net annualized yield was 4.93%.* The Fund's 7-day yield as of April 30, 1997 was 5.18%.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at April 30, 1997 was 63 days, compared to 72 days at October 31, 1996.

The Environment
Stock and bond market turbulence increased during the six-month period ended April 30, 1997. Mounting evidence of stronger-than-expected economic growth suggested to investors that the Federal Reserve Board
(FRB) would make a preemptive strike to contain inflationary pressures. These concerns were heightened by statements made by FRB Chairman Alan Greenspan, and culminated in an increase in the Federal Funds rate of 0.25% to 5.50% on March 25. As investors became concerned that this might prove to be only the first in a series of monetary policy tightening moves, interest rates rose and stock and bond prices declined. Following the central bank's action, investor sentiment fluctuated from negative to more positive, depending upon whether the latest economic data releases were perceived to suggest an overheating or moderating trend. Stock prices were given a boost following a series of strong corporate earnings reports and the likelihood that a capital gains tax cut would be part of the Federal balanced budget agreement. Nonetheless, clear-cut signs of continued low inflation and moderate economic growth, as well as no further indications of monetary policy tightening, are probably needed to bring stability to the financial markets.

On the international front, although the FRB's action triggered some weakness in the US dollar, the US dollar subsequently continued its strong advance relative to the yen and the Deutschemark, raising concerns about the outlook for US trade. In early February, the leading industrialized nations expressed apparent agreement that it was time to seek a lower dollar and less volatility in the foreign exchange markets. It remains to be seen whether these stated intentions will be acted upon, or if the US dollar continues to rise relative to other major currencies.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Throughout the six-month period ended April 30, 1997, we implemented a somewhat cautious investment strategy in an effort to limit yield curve exposure. We emphasized increasing the Fund's holdings of variable rate securities which have performed well during periods of rising interest rates.

The portfolio's composition at the end of the April period and as of our last report is detailed below:

                                           4/30/97        10/31/96

Bank Notes                                  2.2%            3.6%
Certificates of Deposit                     2.2             1.9
Certificates of Deposit -- European          --             2.7
Certificates of Deposit -- Yankee           2.0             2.9
Commercial Paper                           37.0            32.3
Corporate Notes                             9.8            11.0
Funding Agreements                          0.5             0.9
Master Notes                                2.0             2.2
Repurchase Agreements                       1.0             6.9
Time Deposits                               8.4              --
US Government, Agency &
Instrumentality Obligations --
Discount Notes                              5.9             4.0
US Government, Agency &
Instrumentality Obligations --
Non-Discount Notes                         29.5            32.7
Liabilities in Excess of Other
Assets                                     (0.5)           (1.1)
                                          ------          ------
Total                                     100.0%          100.0%
                                          ======          ======

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/CHRISTOPHER G. AYOUB
Christopher G. Ayoub
Vice President and Portfolio Manager

May 28, 1997




Merrill Lynch Retirement Reserves Money Fund                                                   April 30, 1997

SCHEDULE OF INVESTMENTS                                                                          (in Thousands)

                                                              Face        Interest      Maturity       Value
Issue                                                        Amount        Rate*          Date       (Note 1a)

Bank Notes -- 2.2%

Barclays Bank PLC                                           $70,000         5.65+%      4/16/98      $69,967
Colorado National                                            10,000         5.658+      5/21/97       10,000
Bank of Denver
KeyBank National                                             30,000         5.608+      8/21/97       30,000
Association                                                  44,000         5.57+       5/06/98       43,981
Morgan Guaranty                                              65,000         5.615+      2/19/98       64,972
Trust Company
U.S. National                                                15,000         5.665+      4/14/98       14,992
Bank of Oregon

Total Bank Notes
(Cost -- $233,907)                                                                                   233,912

Certificates of Deposit -- 2.2%

Bankers Trust                                               155,000         5.72        7/09/97      155,009
Company
Morgan Guaranty                                              50,000         5.90        9/30/97       49,990
Trust Company                                                30,000         5.94        3/20/98       29,948

Total Certificates of Deposit
(Cost -- $235,031)                                                                                   234,947

Certificates of Deposit -- Yankee -- 2.0%

Bayerische                                                   20,000         6.03        6/13/97       20,002
Landesbank                                                   25,000         5.78        1/27/98       24,939
Girozentrale, NY                                             25,000         5.78        1/30/98       24,938
Deutsche Bank, NY                                            25,000         5.63        2/26/98       24,898
Hongkongbank, NY                                            100,000         5.65        6/25/97       99,993
Rabobank                                                     15,000         5.50       12/05/97       14,944
Nederland, NY

Total Certificates of Deposit -- Yankee
(Cost -- $209,979)                                                                                   209,714

Commercial Paper -- 37.0%

ABN-AMRO                                                    100,000         5.28        8/12/97       98,353
North America                                                50,000         5.42        9/19/97       48,876
Finance Inc.
Allomon Funding                                              22,606         5.57        5/28/97       22,508
Corporation
Alpine                                                       50,000         5.55        5/14/97       49,892
Securitization                                               46,890         5.57        5/29/97       46,680
Corporation
American Express                                            225,000         5.60        5/01/97      224,965
Credit Corporation
American Honda                                               10,000         5.55        5/22/97        9,966
Finance Corp.                                                30,000         5.65        7/31/97       29,564
Asset Securitization                                         30,000         5.65        8/04/97       29,544
Cooperative Corp
Atlantic Asset                                               19,405         5.54        5/13/97       19,366
Securitization Corp.                                         30,000         5.55        5/13/97       29,940
CSW Credit, Inc.                                             12,200         5.57        5/14/97       12,174
                                                             18,900         5.53        5/28/97       18,819
Caisse des Depots                                           100,000         5.60        5/01/97       99,984
et Consignations                                             50,000         5.35        5/15/97       49,887
                                                             50,000         5.30        5/30/97       49,767
                                                             25,000         5.28        6/11/97       24,836
                                                             25,000         5.32        6/11/97       24,836
Carnival                                                     53,150         5.55        5/09/97       53,076
Corporation
Chrysler Financial                                           25,000         5.57        5/21/97       24,919
Corporation
Clipper Receivables                                         125,000         5.62        5/06/97      124,883
Corp.
Columbia/HCA                                                 20,000         5.58        5/27/97       19,916
Healthcare                                                   10,000         5.59        5/27/97        9,958
Corporation                                                  10,000         5.58        5/29/97        9,955
Countrywide Home                                             79,000         5.56        5/09/97       78,890
Loans, Inc.                                                  21,000         5.67        7/21/97       20,728
Eureka                                                       60,906         5.55        5/23/97       60,690
Securitization, Inc.
Finova Capital Corp.                                         25,000         5.30        5/15/97       24,944
                                                             30,400         5.63        5/16/97       30,324
                                                             27,000         5.42        6/25/97       26,764
                                                             11,210         5.46        7/15/97       11,076
GTE Corporation                                              25,000         5.53        5/27/97       24,896
General Electric                                            125,000         5.31        5/08/97      124,851
Capital Corp.
General Motors                                               35,000         5.31        5/19/97       34,900
Acceptance Corp.                                             50,000         5.31        5/20/97       49,846
                                                            100,000         5.33        6/02/97       99,480
                                                            100,000         5.40        6/20/97       99,204
                                                             55,000         5.37        7/01/97       54,462
                                                             50,000         5.48        7/09/97       49,448
                                                             35,000         5.66        7/21/97       34,547
                                                             10,000         5.43        7/29/97        9,858
                                                             50,000         5.38        8/04/97       49,240
                                                             20,000         5.33        8/19/97       19,648
Goldman Sachs                                                25,000         5.30        5/01/97       24,996
Group, L.P.
Greenwich Funding                                            25,112         5.53        5/16/97       25,050
Corp.                                                        55,188         5.57        6/10/97       54,838
Industrial Bank                                              10,000         5.38        5/05/97        9,992
of Korea                                                     11,000         5.65        6/10/97       10,929
                                                             29,000         5.70        7/17/97       28,643
International Lease                                          50,000         5.30        5/07/97       49,948
Finance Corp.
International                                                70,284         5.55        5/27/97       69,991
Securitization Corp.                                         63,762         5.55        5/30/97       63,467
                                                             22,800         5.60        5/30/97       22,694
                                                             20,625         5.62        6/20/97       20,461
                                                             52,100         5.69        7/11/97       51,508
Kingdom of Sweden                                            70,000         5.30        8/28/97       68,670
Korea Development                                            65,000         5.36        5/07/97       64,932
Bank                                                         35,000         5.58        5/08/97       34,957
                                                             50,000         5.70        7/25/97       49,322
Lehman Brothers                                              80,000         5.67        5/05/97       79,937
Holdings, Inc.                                               20,000         5.67        5/16/97       19,950
Mont Blanc Capital                                           50,000         5.53        5/16/97       49,877
Corp.                                                        48,814         5.53        5/20/97       48,664
                                                             26,186         5.54        5/21/97       26,101
Monte Rosa                                                   96,646         5.57        5/05/97       96,571
Capital Corp.
Morgan Stanley                                              100,000         5.70        5/01/97       99,984
Group, Inc.                                                  50,000         5.31        5/16/97       49,880
NYNEX Corporation                                            36,000         5.585       5/28/97       35,844
National Fleet                                               36,000         5.54        5/14/97       35,922
Funding Corp.
Old Line Funding                                             61,635         5.58        5/05/97       61,587
Corp.                                                        11,365         5.33        5/13/97       11,343
                                                             22,121         5.57        5/20/97       22,053
                                                             23,058         5.54        5/21/97       22,983
Rexam PLC                                                    23,700         5.36        5/08/97       23,672
Santander Finance                                            25,000         5.40        7/23/97       24,669
(Delaware) Inc.
Three Rivers                                                 18,828         5.55        5/12/97       18,793
Funding Corp.                                                14,177         5.54        5/20/97       14,133
                                                             16,995         5.54        5/21/97       16,940
Transamerica                                                 20,000         5.55        5/15/97       19,954
Finance Corp.
Twin Towers Inc.                                             54,610         5.64        7/17/97       53,938
WCP Funding Inc.                                             20,500         5.60        6/09/97       20,372
Windmill Funding                                             12,277         5.55        5/05/97       12,268
Corp.                                                        17,953         5.57        5/08/97       17,931
                                                             20,512         5.57        5/09/97       20,483
                                                             10,501         5.57        5/12/97       10,482
                                                             25,671         5.53        5/20/97       25,592
                                                             54,024         5.54        5/21/97       53,849
                                                             29,446         5.54        5/22/97       29,346
                                                            100,000         5.60        5/27/97       99,580
                                                             19,762         5.60        6/05/97       19,651
                                                             50,000         5.68        7/28/97       49,298

Total Commercial Paper
(Cost -- $3,879,043)                                                                               3,878,505

Corporate Notes -- 9.8%

Abbey National                                              100,000         5.563       5/16/97       99,995
Treasury Services                                            75,000         5.61        2/10/98       74,960
PLC                                                          65,000         5.59        2/25/98       64,959
                                                              5,000         5.93        3/25/98        4,992
                                                            100,000         5.65        4/15/98       99,954
Asset-Backed                                                 91,000         5.688+     10/15/97       91,000
Securities Investment
Trust (ABSIT) (1996-M)
CIT Group Holdings,                                          85,000         5.61       10/27/97       84,971
Inc. (The)
Chase Manhattan                                              11,734         5.489       1/15/98       11,723
Auto Owner Trust
1996-C
First Bank System,                                           29,000         5.668      11/19/97       29,000
Inc.
Ford Motor Credit Co.                                        57,000         5.672       5/27/97       57,009
International                                                30,000         5.67        1/28/98       29,901
Business Machines
Corporation
LABS Trust Series                                           108,540         5.688+     12/29/97      108,540
1996-C Senior Notes
LINCS Series 1996-3                                          50,000         5.688+      1/12/98       50,000
Morgan Stanley                                               15,000         5.78        2/23/98       15,014
Group, Inc.
Premier Auto Trust                                           30,314         5.477      12/08/97       30,271
1997-1
SMM Trust                                                   182,000         5.688+      1/15/98      181,999
1997-Q

Total Corporate Notes (Cost -- $1,034,416)                                                         1,034,288

Funding Agreements -- 0.5%

Jackson National                                             50,000         5.72+       5/01/98       50,000
Life Insurance Co.

Total Funding Agreements (Cost -- $50,000)                                                            50,000

Master Notes -- 2.0%

Goldman Sachs                                                34,000         5.59+       5/01/97       34,000
Group, L.P.                                                 175,000         5.59+       8/01/97      175,000

Total Master Notes (Cost -- $209,000)                                                                209,000

Time Deposits -- 8.4%

Canadian Imperial                                           150,000         5.688       5/01/97      150,000
Bank of Commerce --
Grand Cayman
Chase Manhattan                                              28,651         5.625       5/01/97       28,651
Bank -- Nassau
Deutsche                                                    400,000         5.65        5/01/97      400,000
Bank AG --
Grand Cayman
First Union                                                 150,000         5.656       5/01/97      150,000
National Bank of
North Carolina --
Nassau
SunTrust Bank,                                              150,000         5.688       5/01/97      150,000
Atlanta --
Grand Cayman

Total Time Deposits (Cost -- $878,651)                                                               878,651

US Government, Agency & Instrumentality Obligations  --
Discount Notes -- 5.9%

Federal Home Loan                                            61,065         5.21        7/10/97       60,404
Banks                                                        50,000         5.25        7/23/97       49,360
                                                             50,000         5.25        7/24/97       49,352
                                                             30,000         5.25        7/25/97       29,607
                                                             30,500         5.20        8/13/97       30,005
                                                             45,000         5.29        9/02/97       44,125
                                                             31,615         5.23       10/01/97       30,850
                                                             44,500         5.23       10/09/97       43,367
                                                             47,580         5.28       10/31/97       46,204
                                                             55,000         5.18       11/17/97       53,253
Federal National                                             50,000         5.55        9/24/97       48,857
Mortgage                                                     75,000         5.64       10/20/97       72,960
Association                                                  61,000         5.24        1/13/98       58,508

Total US Government, Agency & Instrumentality
Obligations -- Discount Notes (Cost -- $617,649)                                                     616,852

US Government, Agency & Instrumentality Obligations --
Non-Discount Notes -- 29.5%

Federal Farm                                                 25,000         5.62       10/01/97       24,973
Credit Banks                                                 60,000         5.85       10/01/97       60,000
                                                             40,000         5.63+      11/25/97       39,995
                                                             50,000         5.65        2/03/98       49,859
Federal Home                                                120,000         5.55+      12/10/97      119,964
Loan Banks                                                   75,000         5.56+       1/15/98       74,968
                                                             25,000         5.99        2/09/98       24,990
                                                             15,000         6.12       11/19/98       14,910
                                                             25,000         6.26        1/22/99       24,855
                                                             17,500         6.25        2/05/99       17,432
Federal Home Loan                                            25,000         5.55+      10/07/97       24,994
Mortgage Corp.                                               35,000         5.58+       4/15/98       34,984
Federal National                                             42,000         5.538+      5/14/97       41,999
Mortgage                                                     68,500         5.95+       5/19/97       68,500
Association                                                 140,000         5.553+      5/22/97      139,994
                                                            140,000         5.54+       7/16/97      139,980
                                                             66,000         5.56+       8/01/97       65,993
                                                             55,000         5.56+       8/22/97       54,990
                                                             55,000         5.545+      9/03/97       54,986
                                                             42,000         5.55+       9/09/97       41,990
                                                             41,000         5.55+       9/29/97       40,990
                                                             35,000         5.53       10/14/97       34,951
                                                             50,000         5.79       10/16/97       49,984
                                                             73,000         5.535      10/20/97       72,970
                                                             75,000         5.47       12/30/97       74,808
                                                             25,000         5.19        1/08/98       24,865
                                                            150,000         5.55+       1/15/98      150,000
                                                             70,000         6.00+       3/26/98       69,963
                                                             83,000         5.56+       3/27/98       82,949
                                                             65,000         5.59+       4/21/98       64,975
                                                             60,000         5.60+       4/24/98       59,977
                                                             38,000         5.75+       5/14/98       38,000
                                                             15,000         5.81       12/01/98       14,747
                                                             22,150         5.42+      12/14/98       22,120
                                                             22,000         6.50        4/30/99       21,943
                                                             60,000         5.68+       7/14/99       59,778
Student Loan                                                 25,000         5.51+       5/08/97       25,000
Marketing                                                   115,000         5.555+      8/21/97      114,984
Association                                                  35,000         5.50       10/24/97       34,944
                                                             67,075         5.71+       1/21/98       67,143
                                                             85,000         5.565+      2/05/98       84,971
                                                             29,200         5.66+       2/17/98       29,189
                                                             75,000         5.605+      4/21/98       74,983
                                                            100,000         5.61+      11/06/98       99,957
                                                             15,000         6.02       11/20/98       14,935
                                                             51,425         5.80       12/18/98       50,854
US Treasury Notes                                            25,000         8.50        7/15/97       25,156
                                                             40,000         5.75        9/30/97       40,000
                                                             50,000         8.75       10/15/97       50,664
                                                            110,000         5.625      10/31/97      109,914
                                                             48,000         5.25       12/31/97       47,805
                                                             60,000         5.00        1/31/98       59,587
                                                             95,000         5.625      11/30/98       94,228
                                                             50,000         5.875       1/31/99       49,641
                                                             15,000         5.875       2/28/99       14,880

Total US Government, Agency & Instrumentality
Obligations -- Non-Discount Notes
(Cost -- $3,095,678)                                                                               3,092,211


Face
Amount                                                Issue
Repurchase Agreements** -- 1.0%

$100,000                                              Fuji Securities, Inc., purchased
                                                      on 4/30/1997 to yield 5.55% to
                                                      5/01/97                                        100,000

Total Repurchase Agreements (Cost  -- $100,000)                                                      100,000

Total Investments (Cost -- $10,543,354) -- 100.5%                                                 10,538,080

Liabilities in Excess of Other Assets -- (0.5%)                                                      (55,398)
                                                                                                ------------
Net Assets -- 100.0%                                                                             $10,482,682
                                                                                                ============

*  Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity.
   Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes;
   the interest rates shown are the rates in effect at April 30, 1997.
** Repurchase Agreements are fully collateralized by US Government Obligations.
+  Floating Rate Notes.

See Notes to Financial Statements.





FINANCIAL INFORMATION

Statement of Assets and Liabilities as of April 30, 1997

Assets:          Investments, at value (identified cost -- $10,543,353,990*)(Note 1a)                             $10,538,080,483
                 Cash                                                                                                     238,060
                 Receivables:
                 Securities sold                                                                 $73,537,350
                 Interest                                                                         36,297,814
                 Beneficial interest sold                                                            221,136          110,056,300
                                                                                             ---------------
                 Prepaid registration fees and other assets (Note 1d)                                                     383,191
                                                                                                                  ---------------
                 Total assets                                                                                      10,648,758,034
                                                                                                                  ---------------

Liabilities:     Payables:
                 Beneficial interest redeemed                                                    116,123,979
                 Securities purchased                                                             43,981,016
                 Investment adviser (Note 2)                                                       3,202,422
                 Dividends to shareholders (Note 1e)                                                   4,995          163,312,412
                                                                                             ---------------
                 Accrued expenses and other liabilities                                                                 2,763,313
                                                                                                                  ---------------
                 Total liabilities                                                                                    166,075,725
                                                                                                                  ---------------

Net Assets:      Net assets                                                                                       $10,482,682,309
                                                                                                                  ===============

Net Assets       Shares of beneficial interest, $0.10 par value, unlimited number of
Consist of:      shares authorized                                                                                 $1,048,795,582
                 Paid-in capital in excess of par                                                                   9,439,160,234
                 Unrealized depreciation on investments -- net                                                         (5,273,507)
                                                                                                                  ---------------
                 Net assets -- Equivalent to $1.00 per share based on 10,487,955,816
                 shares of beneficial interest outstanding                                                        $10,482,682,309
                                                                                                                  ===============
* Cost for Federal income tax purposes. As of April 30, 1997, net unrealized depreciation for Federal income tax purposes amounted to $5,273,507, of which $96,250 related to appreciated securities and $5,369,757 related to depreciated securities.

See Notes to Financial Statements.





Statement of Operations
                                                                                    For the Six Months Ended April 30, 1997

Investment Income        Interest and amortization of premium and discount earned                              $279,264,611
(Note 1c):

Expenses:                Investment advisory fees (Note 2)                                 $18,689,290
                         Transfer agent fees (Note 2)                                        7,194,647
                         Registration fees (Note 1d)                                           460,242
                         Printing and shareholder reports                                      308,593
                         Accounting services (Note 2)                                          261,451
                         Custodian fees                                                        137,083
                         Interest expense                                                       53,090
                         Professional fees                                                      42,350
                         Trustees' fees and expenses                                            37,219
                         Other                                                                  59,652
                                                                                       ---------------
                         Total expenses                                                                          27,243,617
                                                                                                            ---------------
                         Investment income -- net                                                               252,020,994
                                                                                                            ---------------
Realized & Unreal-       Realized gain on investments -- net                                                        230,693
ized Gain (Loss) on      Change in unrealized appreciation on investments -- net                                 (6,110,037)
                                                                                                            ---------------
Investments -- Net       Net Increase in Net Assets Resulting from Operations                                  $246,141,650
(Note 1c):                                                                                                  ===============

See Notes to Financial Statements.





Statements of Changes in Net Assets
                                                                                       For the Six           For the
                                                                                       Months Ended         Year Ended
                                                                                      April 30, 1997       Oct. 31, 1996
Increase (Decrease) in Net Assets:

Operations:           Investment income -- net                                         $252,020,994         $457,309,800
                      Realized gain on investments -- net                                   230,693              471,407
                      Change in unrealized appreciation on investments -- net            (6,110,037)          (2,850,451)
                                                                                    ---------------      ---------------
                      Net increase in net assets resulting from operations              246,141,650          454,930,756
                                                                                    ---------------      ---------------

Dividends &           Investment income -- net                                         (252,020,994)        (457,309,800)
Distributions to      Realized gain on investments -- net                                  (230,693)            (471,407)
Shareholders                                                                        ---------------      ---------------
(Note 1e):            Net decrease in net assets resulting from dividends and
                      distributions to shareholders                                    (252,251,687)        (457,781,207)
                                                                                    ---------------      ---------------

Beneficial Interest   Net proceeds from sale of shares                               17,319,912,206       27,785,847,538
Transactions          Net asset value of shares issued to shareholders in
(Notes 1e & 3):       reinvestment of dividends and distributions                       252,249,073          457,779,630
                                                                                    ---------------      ---------------
                                                                                     17,572,161,279       28,243,627,168
                      Cost of shares redeemed                                       (16,423,598,005)     (27,549,454,162)
                                                                                    ---------------      ---------------
                      Net increase in net assets derived from beneficial
                      interest transactions                                           1,148,563,274          694,173,006
                                                                                    ---------------      ---------------

Net Assets:           Total increase in net assets                                    1,142,453,237          691,322,555
                      Beginning of period                                             9,340,229,072        8,648,906,517
                                                                                    ---------------      ---------------
                      End of period                                                 $10,482,682,309       $9,340,229,072
                                                                                    ===============      ===============





Financial Highlights

The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended               For the Year Ended October 31,
                                                            April 30, 1997     1996          1995          1994          1993
                                                             ------------  ------------  ------------  ------------  ------------
Increase (Decrease) in Net Asset Value:

Per Share          Net asset value, beginning of period             $1.00         $1.00         $1.00         $1.00         $1.00
Operating                                                    ------------  ------------  ------------  ------------  ------------
Performance:       Investment income -- net                         .0250         .0509         .0540         .0345         .0279
                   Realized and unrealized gain (loss) on    ------------  ------------  ------------  ------------  ------------
                   investments -- net                              (.0006)       (.0002)        .0015        (.0011)        .0004
                                                             ------------  ------------  ------------  ------------  ------------
                   Total from investment operations                 .0244         .0507         .0555         .0334         .0283
                                                             ------------  ------------  ------------  ------------  ------------
                   Less dividends and distributions:
                   Investment income -- net                        (.0250)       (.0509)       (.0540)       (.0345)       (.0279)
                   Realized gain on investments -- net                 --+       (.0001)       (.0002)           --+       (.0003)
                                                             ------------  ------------  ------------  ------------  ------------
                   Total dividends and distributions               (.0250)       (.0510)       (.0542)       (.0345)       (.0282)
                                                             ------------  ------------  ------------  ------------  ------------
                   Net asset value, end of period                   $1.00         $1.00         $1.00         $1.00         $1.00
                                                             ============  ============  ============  ============  ============
                   Total investment return                           4.93%*        5.21%         5.57%         3.48%         2.86%
                                                             ============  ============  ============  ============  ============

Ratios to Average  Expenses                                           .54%*         .56%          .59%          .59%          .62%
Net Assets:                                                  ============  ============  ============  ============  ============
                   Investment income and realized gain
                   on investments -- net                             5.04%*        5.07%         5.43%         3.44%         2.82%
                                                             ============  ============  ============  ============  ============

Supplemental       Net assets, end of period (in thousands)   $10,482,682    $9,340,229    $8,648,907    $7,403,684    $7,066,326
Data:                                                        ============  ============  ============  ============  ============

* Annualized.
+ Amount is less than $.0001 per share.

See Notes to Financial Statements.




Merrill Lynch Retirement Reserves Money Fund             April 30, 1997

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering a separate class of shares of Merrill Lynch Retirement Series Trust (the "Trust"). These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") acts as passive custodian. At the present time, the Fund is the only series offered. The following is a summary of significant accounting polices consistently followed by the Fund.

(a) Valuation of investments -- Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purposes of valuations, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes, variable rate Government agency notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $1 billion; 0.45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; 0.40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; 0.375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; 0.35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; 0.325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; and 0.30% of average daily net assets in excess of $10 billion.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.
Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, MLFD, MLFDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets, since shares are recorded at $1.00 per share.